John Hancock

200 Berkeley Street Boston, Massachusetts 02116 (617) 572-9197 Fax: (617) 572-9161 E-mail: jchoodlet@jhancock.com James C. Hoodlet Vice President and Chief Counsel

VIA EDGAR

December 19, 2019

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2019)	# 333-233647

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2019)	# 333-233648

John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 2019)	# 333-235396

John Hancock Life Insurance Company of New York Account B (Majestic Accumulation Variable Universal Life 2019)	# 333-235397

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet
Vice President and Chief Counsel